T. ROWE PRICE EQUITY INDEX 500 FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.8%
COMMUNICATION SERVICES 10.3%

Diversified Telecommunication Services 2.2%
AT&T	8,663,488	327,827
CenturyLink	1,148,304	14,331
Verizon Communications	4,898,264	295,659
		637,817
Entertainment 1.8%
Activision Blizzard	913,751	48,356
Electronic Arts (1)	350,972	34,332
Fox, Class A	419,201	13,220
Fox, Class B	195,733	6,173
Netflix (1)	517,799	138,573
Take-Two Interactive Software (1)	133,661	16,753
Viacom, Class B	423,167	10,169
Walt Disney	2,141,823	279,122
		546,698
Interactive Media & Services 4.8%
Alphabet, Class A (1)	353,973	432,251
Alphabet, Class C (1)	361,470	440,632
Facebook, Class A (1)	2,860,382	509,377
TripAdvisor (1)(2)	110,250	4,264
Twitter (1)	919,111	37,867
		1,424,391
Media 1.4%
CBS, Class B	389,078	15,707
Charter Communications, Class A (1)	192,235	79,224
Comcast, Class A	5,368,048	241,991
Discovery, Class A (1)(2)	179,000	4,767
Discovery, Class C (1)	446,751	10,999
DISH Network, Class A (1)	257,470	8,772
Interpublic Group	450,238	9,707
News, Class A	458,449	6,382
News, Class B	150,300	2,148

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Omnicom Group (2)	255,666	20,019
		399,716
Wireless Telecommunication Services 0.1%
T-Mobile US (1)	373,972	29,458
		29,458
Total Communication Services		3,038,080
CONSUMER DISCRETIONARY 10.1%
Auto Components 0.1%
Aptiv	306,262	26,773
BorgWarner	251,554	9,227
		36,000
Automobiles 0.4%
Ford Motor	4,659,559	42,682
General Motors	1,493,849	55,989
Harley-Davidson (2)	185,864	6,686
		105,357
Distributors 0.1%
Genuine Parts	167,124	16,644
LKQ (1)	372,952	11,729
		28,373
Diversified Consumer Services 0.0%
H&R Block (2)	254,894	6,021
		6,021
Hotels, Restaurants & Leisure 1.9%
Carnival (2)	466,446	20,388
Chipotle Mexican Grill (1)	28,878	24,271
Darden Restaurants	149,052	17,621
Hilton Worldwide Holdings	346,106	32,226
Marriott International, Class A	329,550	40,986
McDonald's	905,128	194,340
MGM Resorts International	610,753	16,930
Norwegian Cruise Line Holdings (1)	252,441	13,069
Royal Caribbean Cruises	205,600	22,273
Starbucks	1,432,815	126,689

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wynn Resorts	110,554	12,019
Yum! Brands	363,815	41,268
		562,080
Household Durables 0.4%
D. R. Horton	403,328	21,259
Garmin	171,782	14,548
Leggett & Platt	145,524	5,958
Lennar, Class A	329,939	18,427
Mohawk Industries (1)(2)	70,283	8,720
Newell Brands	460,499	8,620
NVR (1)	4,109	15,275
PulteGroup	300,030	10,966
Whirlpool	72,308	11,451
		115,224
Internet & Direct Marketing Retail 3.4%
Amazon. com (1)	494,039	857,607
Booking Holdings (1)	50,546	99,202
eBay	937,445	36,542
Expedia Group	160,414	21,561
		1,014,912
Leisure Products 0.1%
Hasbro	139,798	16,593
		16,593
Multiline Retail 0.6%
Dollar General	303,352	48,215
Dollar Tree (1)	281,894	32,181
Kohl's	200,368	9,950
Macy's (2)	372,984	5,796
Nordstrom (2)	134,056	4,514
Target	605,101	64,691
		165,347
Specialty Retail 2.4%
Advance Auto Parts (2)	87,633	14,495
AutoZone (1)	29,288	31,766
Best Buy	277,497	19,145

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CarMax (1)(2)	200,700	17,662
Gap (2)	259,901	4,512
Home Depot	1,303,154	302,358
L Brands	253,354	4,963
Lowe's	926,140	101,838
O'Reilly Automotive (1)	91,978	36,654
Ross Stores	430,751	47,318
Tiffany (2)	128,515	11,904
TJX	1,437,538	80,128
Tractor Supply	142,500	12,888
Ulta Beauty (1)	66,024	16,549
		702,180
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings (1)	176,900	5,866
Hanesbrands (2)	429,648	6,582
NIKE, Class B	1,486,707	139,632
PVH	84,781	7,480
Ralph Lauren	62,197	5,938
Tapestry	326,658	8,509
Under Armour, Class A (1)(2)	217,849	4,344
Under Armour, Class C (1)	228,892	4,150
VF	387,343	34,470
		216,971
Total Consumer Discretionary		2,969,058
CONSUMER STAPLES 7.7%

Beverages 1.9%
Brown-Forman, Class B (2)	216,414	13,587
Coca-Cola	4,551,016	247,757
Constellation Brands, Class A	199,433	41,339
Molson Coors Brewing, Class B	228,055	13,113
Monster Beverage (1)	468,292	27,189
PepsiCo	1,661,657	227,813
		570,798
Food & Staples Retailing 1.6%
Costco Wholesale	520,245	149,888

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kroger	944,499	24,349
Sysco	610,163	48,447
Walgreens Boots Alliance	919,732	50,870
Walmart	1,690,913	200,678
		474,232
Food Products 1.3%
Archer-Daniels-Midland	655,240	26,911
Campbell Soup (2)	200,376	9,402
Conagra Brands	577,811	17,727
Corteva	900,613	25,217
General Mills	708,069	39,029
Hershey	177,118	27,452
Hormel Foods (2)	321,576	14,062
JM Smucker	135,680	14,927
Kellogg (2)	294,036	18,921
Kraft Heinz	731,209	20,426
Lamb Weston Holdings	168,300	12,239
McCormick (2)	145,805	22,789
Mondelez International, Class A	1,707,069	94,435
Tyson Foods, Class A	348,778	30,044
		373,581
Household Products 1.9%
Church & Dwight	294,600	22,166
Clorox	151,360	22,987
Colgate-Palmolive	1,020,794	75,038
Kimberly-Clark	408,645	58,048
Procter & Gamble	2,972,947	369,775
		548,014
Personal Products 0.2%
Coty, Class A (2)	394,760	4,149
Estee Lauder, Class A	259,433	51,614
		55,763
Tobacco 0.8%
Altria Group	2,213,277	90,523

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Philip Morris International	1,843,864	140,005
		230,528
Total Consumer Staples		2,252,916
ENERGY 4.5%

Energy Equipment & Services 0.4%
Baker Hughes	733,367	17,014
Halliburton	1,035,542	19,520
Helmerich & Payne	136,600	5,473
National Oilwell Varco	461,454	9,783
Schlumberger	1,651,185	56,421
TechnipFMC	500,209	12,075
		120,286
Oil, Gas & Consumable Fuels 4.1%
Apache	446,949	11,442
Cabot Oil & Gas	503,853	8,853
Chevron	2,253,465	267,261
Cimarex Energy	114,991	5,513
Concho Resources	236,059	16,028
ConocoPhillips	1,319,028	75,158
Devon Energy	496,858	11,954
Diamondback Energy	185,600	16,687
EOG Resources	689,248	51,156
Exxon Mobil	5,014,875	354,100
Hess	305,352	18,468
HollyFrontier	181,000	9,709
Kinder Morgan	2,319,720	47,810
Marathon Oil	972,508	11,933
Marathon Petroleum	788,815	47,921
Noble Energy	551,900	12,396
Occidental Petroleum	1,061,001	47,183
ONEOK	492,322	36,279
Phillips 66	533,312	54,611
Pioneer Natural Resources	198,952	25,022
Valero Energy	497,422	42,400

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Williams	1,440,874	34,667
		1,206,551
Total Energy		1,326,837
FINANCIALS 13.0%

Banks 5.5%
Bank of America	9,960,733	290,555
BB&T	913,646	48,761
Citigroup	2,685,996	185,549
Citizens Financial Group	537,945	19,027
Comerica	183,093	12,082
Fifth Third Bancorp	851,943	23,326
First Republic Bank	195,661	18,921
Huntington Bancshares	1,242,859	17,736
JPMorgan Chase	3,801,779	447,431
KeyCorp	1,197,550	21,364
M&T Bank	162,600	25,686
People's United Financial	450,400	7,042
PNC Financial Services Group	536,203	75,154
Regions Financial	1,217,385	19,259
SunTrust Banks	519,700	35,755
SVB Financial Group (1)	59,745	12,484
U. S. Bancorp	1,705,015	94,356
Wells Fargo	4,764,002	240,296
Zions Bancorp	212,628	9,466
		1,604,250
Capital Markets 2.7%
Affiliated Managers Group	65,227	5,437
Ameriprise Financial	155,705	22,904
Bank of New York Mellon	1,030,822	46,603
BlackRock	140,771	62,733
Cboe Global Markets	134,470	15,452
Charles Schwab	1,395,329	58,367
CME Group	425,111	89,843
E*TRADE Financial	290,559	12,695
Franklin Resources (2)	359,800	10,384

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Goldman Sachs Group	384,766	79,735
Intercontinental Exchange	670,279	61,847
Invesco	486,207	8,236
MarketAxess Holdings	44,773	14,663
Moody's	193,188	39,571
Morgan Stanley	1,513,624	64,586
MSCI	100,729	21,934
Nasdaq	138,800	13,790
Northern Trust	259,290	24,197
Raymond James Financial	150,692	12,426
S&P Global	291,087	71,310
State Street	443,757	26,266
T. Rowe Price Group (3)	279,423	31,924
		794,903
Consumer Finance 0.7%
American Express	810,121	95,821
Capital One Financial	558,423	50,805
Discover Financial Services	387,442	31,418
Synchrony Financial	725,212	24,723
		202,767
Diversified Financial Services 1.6%
Berkshire Hathaway, Class B (1)	2,331,434	484,985
		484,985
Insurance 2.5%
Aflac	889,244	46,525
Allstate	395,991	43,036
American International Group	1,036,980	57,760
Aon	283,760	54,927
Arthur J. Gallagher	213,700	19,141
Assurant	69,100	8,694
Chubb	542,951	87,654
Cincinnati Financial	180,962	21,113
Everest Re Group	49,314	13,122
Globe Life	114,169	10,933
Hartford Financial Services	432,684	26,225

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lincoln National	246,687	14,880
Loews	314,295	16,180
Marsh & McLennan	606,449	60,675
MetLife	946,414	44,633
Principal Financial Group	309,008	17,657
Progressive	692,241	53,476
Prudential Financial	479,460	43,127
The Travelers Companies	310,719	46,201
Unum Group	250,351	7,440
Willis Towers Watson	152,726	29,472
		722,871
Total Financials		3,809,776
HEALTH CARE 13.6%

Biotechnology 2.1%
AbbVie	1,755,746	132,945
Alexion Pharmaceuticals (1)	262,842	25,743
Amgen	713,039	137,980
Biogen (1)	219,306	51,059
Celgene (1)	837,078	83,122
Gilead Sciences	1,510,726	95,750
Incyte (1)	214,000	15,885
Regeneron Pharmaceuticals (1)	92,059	25,537
Vertex Pharmaceuticals (1)	303,371	51,397
		619,418
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	2,091,245	174,974
ABIOMED (1)	54,257	9,652
Align Technology (1)	86,724	15,690
Baxter International	607,046	53,098
Becton Dickinson & Company	320,624	81,105
Boston Scientific (1)	1,651,657	67,206
Cooper	57,877	17,189
Danaher	759,120	109,640
DENTSPLY SIRONA	278,856	14,866
Edwards Lifesciences (1)	248,025	54,543

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hologic (1)	315,300	15,920
IDEXX Laboratories (1)	101,945	27,722
Intuitive Surgical (1)	137,231	74,095
Medtronic	1,586,081	172,280
ResMed	171,200	23,131
Stryker	381,512	82,521
Teleflex	55,251	18,772
Varian Medical Systems (1)	108,114	12,875
Zimmer Biomet Holdings	240,074	32,955
		1,058,234
Health Care Providers & Services 2.5%
AmerisourceBergen	185,299	15,256
Anthem	305,184	73,275
Cardinal Health	354,230	16,716
Centene (1)	494,702	21,401
Cigna	449,690	68,258
CVS Health	1,537,678	96,981
DaVita (1)	119,556	6,823
HCA Healthcare	313,317	37,729
Henry Schein (1)	177,234	11,254
Humana	160,413	41,013
Laboratory Corp. of America Holdings (1)	117,249	19,698
McKesson	225,865	30,867
Quest Diagnostics	159,779	17,101
UnitedHealth Group	1,126,449	244,800
Universal Health Services, Class B	98,848	14,704
WellCare Health Plans (1)	60,500	15,680
		731,556
Health Care Technology 0.1%
Cerner	381,385	25,999
		25,999
Life Sciences Tools & Services 1.0%
Agilent Technologies	375,779	28,796
Illumina (1)	174,757	53,164
IQVIA Holdings (1)	216,613	32,358

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mettler-Toledo International (1)	28,878	20,342
PerkinElmer	131,600	11,208
Thermo Fisher Scientific	474,130	138,100
Waters (1)	82,335	18,380
		302,348
Pharmaceuticals 4.3%
Allergan	390,028	65,638
Bristol-Myers Squibb	1,937,953	98,274
Eli Lilly	1,010,144	112,964
Johnson & Johnson	3,135,755	405,704
Merck	3,045,823	256,397
Mylan (1)	614,618	12,157
Nektar Therapeutics (1)(2)	217,917	3,969
Perrigo	149,114	8,334
Pfizer	6,579,840	236,414
Zoetis	566,226	70,546
		1,270,397
Total Health Care		4,007,952
INDUSTRIALS & BUSINESS SERVICES 9.3%

Aerospace & Defense 2.7%
Arconic	468,321	12,176
Boeing	635,604	241,828
General Dynamics	278,181	50,832
Huntington Ingalls Industries	46,694	9,889
L3Harris Technologies	260,588	54,369
Lockheed Martin	293,764	114,586
Northrop Grumman	187,093	70,121
Raytheon	331,152	64,969
Textron	279,190	13,669
TransDigm Group	57,153	29,758
United Technologies	960,688	131,153
		793,350
Air Freight & Logistics 0.6%
CH Robinson Worldwide (2)	162,392	13,768
Expeditors International of Washington	199,376	14,812

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FedEx	285,886	41,616
United Parcel Service, Class B	825,183	98,873
		169,069
Airlines 0.4%
Alaska Air Group	146,901	9,536
American Airlines Group (2)	470,713	12,695
Delta Air Lines	704,728	40,592
Southwest Airlines	579,229	31,284
United Airlines Holdings (1)	262,556	23,213
		117,320
Building Products 0.3%
A. O. Smith	156,800	7,481
Allegion	111,670	11,574
Fortune Brands Home & Security	166,355	9,100
Johnson Controls International	952,428	41,802
Masco	340,718	14,201
		84,158
Commercial Services & Supplies 0.4%
Cintas	101,082	27,100
Copart (1)	236,180	18,972
Republic Services	256,906	22,235
Rollins (2)	168,699	5,748
Waste Management	463,389	53,290
		127,345
Construction & Engineering 0.1%
Jacobs Engineering Group	161,106	14,741
Quanta Services	177,600	6,713
		21,454
Electrical Equipment 0.5%
AMETEK	270,903	24,874
Eaton	504,376	41,939
Emerson Electric	726,563	48,578
Rockwell Automation	140,756	23,197
		138,588

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Industrial Conglomerates 1.3%
3M	684,598	112,548
General Electric	10,316,630	92,230
Honeywell International	854,892	144,648
Roper Technologies	121,940	43,484
		392,910
Machinery 1.6%
Caterpillar	668,447	84,432
Cummins	187,606	30,518
Deere	375,046	63,263
Dover	173,533	17,277
Flowserve	157,727	7,367
Fortive	351,803	24,120
IDEX	88,539	14,510
Illinois Tool Works	354,939	55,544
Ingersoll-Rand	282,086	34,756
PACCAR	411,459	28,806
Parker-Hannifin	152,506	27,544
Pentair	184,254	6,965
Snap-on	65,918	10,319
Stanley Black & Decker	181,313	26,183
Wabtec (2)	220,359	15,835
Xylem	215,740	17,177
		464,616
Professional Services 0.3%
Equifax	143,648	20,207
IHS Markit (1)	476,904	31,895
Nielsen Holdings	415,949	8,839
Robert Half International	133,162	7,412
Verisk Analytics	194,331	30,731
		99,084
Road & Rail 0.9%
CSX	949,024	65,739
JB Hunt Transport Services	100,970	11,172
Kansas City Southern	115,304	15,337

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Norfolk Southern	315,084	56,608
Union Pacific	837,334	135,631
		284,487
Trading Companies & Distributors 0.2%
Fastenal	680,270	22,224
United Rentals (1)	94,581	11,789
W. W. Grainger	53,416	15,873
		49,886
Total Industrials & Business Services		2,742,267
INFORMATION TECHNOLOGY 21.9%

Communications Equipment 1.1%
Arista Networks (1)	63,249	15,111
Cisco Systems	5,044,090	249,229
F5 Networks (1)	70,992	9,969
Juniper Networks	415,037	10,272
Motorola Solutions	195,564	33,326
		317,907
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A	353,137	34,078
CDW	172,065	21,205
Corning	932,003	26,581
FLIR Systems	162,900	8,567
IPG Photonics (1)(2)	42,324	5,739
Keysight Technologies (1)	223,726	21,757
TE Connectivity	400,520	37,321
		155,248
IT Services 5.5%
Accenture, Class A	756,103	145,436
Akamai Technologies (1)	188,821	17,254
Alliance Data Systems	45,303	5,805
Automatic Data Processing	516,081	83,306
Broadridge Financial Solutions	137,948	17,165
Cognizant Technology Solutions, Class A	656,211	39,547
DXC Technology	313,554	9,250

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fidelity National Information Services	722,909	95,973
Fiserv (1)	674,986	69,922
FleetCor Technologies (1)	102,503	29,396
Gartner (1)	107,437	15,362
Global Payments	356,740	56,722
International Business Machines	1,050,113	152,707
Jack Henry & Associates	91,802	13,400
Leidos Holdings	165,254	14,192
Mastercard, Class A	1,063,203	288,734
Paychex	379,849	31,440
PayPal Holdings (1)	1,392,869	144,287
VeriSign (1)	122,600	23,126
Visa, Class A	2,051,920	352,951
Western Union	499,644	11,577
		1,617,552
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices (1)(2)	1,290,704	37,417
Analog Devices	438,995	49,049
Applied Materials	1,111,351	55,456
Broadcom	468,234	129,265
Intel	5,267,228	271,420
KLA	191,233	30,492
Lam Research	171,729	39,688
Maxim Integrated Products	326,500	18,908
Microchip Technology (2)	278,911	25,914
Micron Technology (1)	1,316,546	56,414
NVIDIA	722,565	125,777
Qorvo (1)	145,800	10,810
QUALCOMM	1,439,845	109,831
Skyworks Solutions	205,198	16,262
Texas Instruments	1,109,851	143,437
Xilinx	304,239	29,177
		1,149,317
Software 6.6%
Adobe (1)	577,270	159,471
ANSYS (1)	99,715	22,073

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Autodesk (1)	260,592	38,489
Cadence Design Systems (1)	331,050	21,876
Citrix Systems	148,703	14,353
Fortinet (1)	172,544	13,244
Intuit	308,305	81,991
Microsoft	9,072,099	1,261,294
Oracle	2,617,730	144,054
salesforce. com (1)	1,042,745	154,785
Symantec	675,576	15,964
Synopsys (1)	178,008	24,431
		1,952,025
Technology Hardware, Storage & Peripherals 4.3%
Apple	5,050,866	1,131,242
Hewlett Packard Enterprise	1,596,553	24,220
HP	1,802,841	34,110
NetApp	287,965	15,121
Seagate Technology	292,500	15,734
Western Digital	347,983	20,754
Xerox Holdings	233,011	6,969
		1,248,150
Total Information Technology		6,440,199
MATERIALS 2.6%

Chemicals 1.9%
Air Products & Chemicals	260,456	57,785
Albemarle (2)	125,941	8,755
Celanese	148,703	18,185
CF Industries Holdings	269,298	13,249
Dow	890,096	42,413
DuPont de Nemours	890,361	63,492
Eastman Chemical	162,625	12,007
Ecolab	301,273	59,664
FMC	156,535	13,725
International Flavors & Fragrances (2)	120,847	14,827
Linde	643,458	124,651
LyondellBasell Industries, Class A	306,925	27,460

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mosaic	431,477	8,845
PPG Industries	280,059	33,190
Sherwin-Williams	96,620	53,128
		551,376
Construction Materials 0.1%
Martin Marietta Materials	74,316	20,370
Vulcan Materials	156,248	23,631
		44,001
Containers & Packaging 0.4%
Amcor	1,938,834	18,904
Avery Dennison	100,297	11,391
Ball	399,356	29,077
International Paper	480,449	20,092
Packaging Corp. of America	112,713	11,959
Sealed Air	173,097	7,185
Westrock	311,877	11,368
		109,976
Metals & Mining 0.2%
Freeport-McMoRan	1,751,486	16,762
Newmont Goldcorp	973,989	36,934
Nucor	362,395	18,449
		72,145
Total Materials		777,498
REAL ESTATE 3.2%

Equity Real Estate Investment Trusts 3.1%
Alexandria Real Estate Equities, REIT (2)	135,175	20,822
American Tower, REIT	524,006	115,873
Apartment Investment & Management, Class A, REIT	176,731	9,215
AvalonBay Communities, REIT	166,888	35,936
Boston Properties, REIT	170,915	22,161
Crown Castle International, REIT	491,772	68,361
Digital Realty Trust, REIT	243,603	31,622
Duke Realty, REIT	422,225	14,343
Equinix, REIT	99,524	57,405

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Equity Residential, REIT	414,484	35,753
Essex Property Trust, REIT	77,783	25,408
Extra Space Storage, REIT	152,002	17,757
Federal Realty Investment Trust, REIT	87,000	11,844
HCP, REIT	555,900	19,807
Host Hotels & Resorts, REIT	879,884	15,213
Iron Mountain, REIT (2)	336,140	10,888
Kimco Realty, REIT	480,231	10,027
Macerich, REIT (2)	126,600	3,999
Mid-America Apartment Communities, REIT	134,972	17,548
Prologis, REIT	749,412	63,865
Public Storage, REIT	178,446	43,768
Realty Income, REIT	376,797	28,893
Regency Centers, REIT	194,922	13,545
SBA Communications, REIT	135,555	32,689
Simon Property Group, REIT	366,945	57,115
SL Green Realty, REIT	97,400	7,963
UDR, REIT	335,933	16,286
Ventas, REIT	442,126	32,289
Vornado Realty Trust, REIT	188,175	11,981
Welltower, REIT	479,040	43,425
Weyerhaeuser, REIT	885,275	24,522
		920,323
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	385,893	20,456
		20,456
Total Real Estate		940,779
UTILITIES 3.6%

Electric Utilities 2.2%
Alliant Energy	273,900	14,771
American Electric Power	583,687	54,686
Duke Energy	866,138	83,028
Edison International	419,993	31,676
Entergy	227,307	26,677
Evergy	290,993	19,369

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Eversource Energy	380,951	32,560
Exelon	1,155,712	55,832
FirstEnergy	642,039	30,966
NextEra Energy	581,120	135,395
Pinnacle West Capital	130,519	12,669
PPL	860,917	27,110
Southern	1,230,321	75,997
Xcel Energy	605,275	39,276
		640,012
Gas Utilities 0.1%
Atmos Energy	141,586	16,125
		16,125
Independent Power & Renewable Electricity Producers 0.1%
AES	781,993	12,778
NRG Energy	319,725	12,661
		25,439
Multi-Utilities 1.1%
Ameren	290,864	23,284
CenterPoint Energy	598,029	18,048
CMS Energy	341,306	21,827
Consolidated Edison	382,545	36,139
Dominion Energy	977,249	79,196
DTE Energy	216,718	28,815
NiSource	446,476	13,359
Public Service Enterprise	601,529	37,343
Sempra Energy	326,630	48,214
WEC Energy Group	377,848	35,933
		342,158
Water Utilities 0.1%
American Water Works	214,373	26,632
		26,632
Total Utilities		1,050,366
Total Common Stocks (Cost $13,897,770)		29,355,728

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.00% (3)(4)	29,635,250	29,635
		29,635

U. S. Treasury Obligations 0.0%
U. S. Treasury Bills, 2.15%, 11/7/19 (5)	6,450,000	6,439
		6,439

Total Short-Term Investments (Cost $36,071)		36,074
SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 2.07% (3)(4)	18,018,886	180,189
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		180,189
Total Securities Lending Collateral (Cost $180,189)		180,189

Total Investments in Securities 100.5%
(Cost $14,114,030)		$29,571,991
Other Assets Less Liabilities (0.5)%		(160,020)
Net Assets 100.0%		$29,411,971

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Affiliated Companies
(4)	Seven-day yield
(5)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 384 S&P 500 E-Mini Index contracts	12/19	57,187	$(576)
Net payments (receipts) of variation margin to date			858

Variation margin receivable (payable) on open futures contracts			$282

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
T. Rowe Price Group		$836	$5,450	$646
T. Rowe Price Government
Reserve Fund		—	—	1,298
T. Rowe Price Short-Term Fund		—	—	—++
Totals		$836#	$5,450	$1,944+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Group	$25,529	$ 1,226	$ 281	$31,924
T. Rowe Price Government
Reserve Fund	55,290	¤	¤	29,635
T. Rowe Price Short-Term
Fund	226,451	¤	¤	180,189
				$241,748^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1,944 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $224,373.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE EQUITY INDEX 500 FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EQUITY INDEX 500 FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$29,355,728	$ —	$ —	$ 29,355,728
Short-Term Investments	29,635	6,439	—	36,074
Securities Lending Collateral	180,189	—	—	180,189
Total Securities	29,565,552	6,439	—	29,571,991
Futures Contracts	282	—	—	282
Total	$29,565,834	$ 6,439	$ —	$ 29,572,273